Property, Plant and Equipment:	9 Months Ended
Sep. 30, 2023
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment:

Note 6. Property, Plant and Equipment:

Property, Plant and Equipment

		Accumulated
	Cost	Depreciation	Net
September 30, 2023
Furniture and office equipment	$423,813	$(381,686)	$42,127
Transportation equipment	326,788	(319,116)	7,672
Leasehold improvements	29,390	(29,254)	136
Mineral property	350,000	–	350,000
	$1,129,991	$(730,056)	$399,935

		Accumulated
	Cost	Depreciation	Net
December 31, 2022
Machinery and equipment	$968,750	$–	$968,750
Furniture and office equipment	423,813	(357,690)	66,123
Transportation equipment	326,788	(296,053)	30,735
Leasehold improvements	29,390	(28,846)	544
Mineral property	350,000	–	350,000
	$2,098,741	$(682,589)	$1,416,152

Machinery and equipment at December 31, 2022 consisted of a semi-autogenous grinding (SAG) mill shell originally intended for use on the Brisas Project. During the three months ended September 30, 2023, the Company signed an agreement to sell the SAG mill shell and expects the sale will be completed prior to the end of the year. The SAG mill shell will remain classified as assets held for sale until the sale has closed. In conjunction with the sale, during the second quarter of 2023 the Company recorded an impairment charge of approximately $0.2 million to reduce the carrying value of the SAG mill shell to $775,000 which is its estimated fair value less costs to sell. We evaluate our equipment and mineral property to determine whether events or changes in circumstances have occurred that may indicate that the carrying amount may not be recoverable. During the fourth quarter of 2022, the Company had recorded an impairment write-down of $0.6 million.